OTHER CURRENT ASSETS - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	$ 7.2	$ 79.2